Federated Hermes Prudent Bear Fund
Portfolio of Investments
December 31, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—85.9%
	[1]	U.S. Treasury Bills—85.9%
$45,000,000		United States Treasury Bill, 4.171%, 5/8/2025	$ 44,348,558
50,000,000	[2]	United States Treasury Bill, 4.320%, 4/3/2025	49,466,650
		TOTAL U.S. TREASURIES (IDENTIFIED COST $93,785,806)	93,815,208
		COMMON STOCKS—10.1%
		Communication Services—0.7%
1,200		Alphabet, Inc., Class A	227,160
10,000	[3]	Integral Ad Science Holding Corp.	104,400
3,600	[3]	Match Group Holdings II LLC	117,756
200		Meta Platforms, Inc.	117,102
5,000	[3]	Pinterest, Inc.	145,000
		TOTAL	711,418
		Consumer Discretionary—0.5%
1,000		Alibaba Group Holding Ltd., ADR	84,790
1,500	[3]	Amazon.com, Inc.	329,085
12,000	[3]	Savers Value Village, Inc.	123,000
		TOTAL	536,875
		Consumer Staples—0.8%
1,500		Altria Group, Inc.	78,435
1,400		Colgate-Palmolive Co.	127,274
5,000		Conagra Brands, Inc.	138,750
1,000		Kimberly-Clark Corp.	131,040
2,400		Tyson Foods, Inc., Class A	137,856
50,000	[3]	Zabka Group	232,928
		TOTAL	846,283
		Energy—0.4%
3,000		Civitas Resources, Inc.	137,610
4,000		Devon Energy Corp.	130,920
5,000		Halliburton Co.	135,950
		TOTAL	404,480
		Financials—1.2%
4,000		Corebridge Financial, Inc.	119,720
600	[3]	Fiserv, Inc.	123,252
200		Goldman Sachs Group, Inc.	114,524
1,000		Hartford Financial Services Group, Inc.	109,400
3,000		Marex Group PLC	93,510
45,000	[3]	Oportun Financial Corp.	174,600
8,000	[3]	Oscar Health, Inc.	107,520
2,000	[3]	PayPal Holdings, Inc.	170,700
1,200		State Street Corp.	117,780
700		Visa, Inc., Class A	221,228
		TOTAL	1,352,234
		Health Care—2.2%
1,400		AbbVie, Inc.	248,780
50,000	[3]	AbCellera Biologics, Inc.	146,500

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
1,500	[3]	Amphastar Pharmaceuticals, Inc.	$ 55,695
4,000	[3]	Bicara Therapeutics, Inc.	69,680
3,400		Bristol-Myers Squibb Co.	192,304
3,000	[3]	CG Oncology, Inc.	86,040
5,000		Concentra Group Holdings Parent, Inc.	98,900
4,000	[3]	Dynavax Technologies Corp.	51,080
200		Eli Lilly & Co.	154,400
800	[3]	Illumina, Inc.	106,904
4,000	[3]	Inmode Ltd.	66,800
650	[3]	IQVIA Holdings, Inc.	127,731
16,000	[3]	Kyverna Therapeutics, Inc.	59,840
3,000	[3]	Legend Biotech Corp., ADR	97,620
2,200		Merck & Co., Inc.	218,856
6,000	[3]	Mineralys Therapeutics, Inc.	73,860
1,400	[3]	Mirum Pharmaceuticals, Inc.	57,890
20,000	[3]	Relay Therapeutics, Inc.	82,400
7,000		Royalty Pharma PLC	178,570
2,500	[3]	Schrodinger, Inc.	48,225
50,000	[3]	Sophia Genetics S.A.	156,000
		TOTAL	2,378,075
		Industrials—1.7%
3,000		Airbus Group SE, ADR	119,505
17,500	[3]	Astroscale Holdings, Inc.	86,372
7,500	[3]	Exosens SAS	150,965
3,000		KBR, Inc.	173,790
10,000	[3]	Lyft, Inc.	129,000
8,000	[3]	Montrose Environmental Group, Inc.	148,400
3,500	[3]	NEXTracker, Inc.	127,855
1,200	[3]	Parsons Corp.	110,700
15,000	[3]	Proficient Auto Logistics, Inc.	121,050
30,000	[3]	Timee, Inc.	294,254
20,000	[3]	Tokyo Metro Co., Ltd.	204,012
1,700	[3]	Uber Technologies, Inc.	102,544
1,000		Vertiv Holdings Co.	113,610
		TOTAL	1,882,057
		Information Technology—1.7%
14,000	[3]	Arteris, Inc.	142,660
28,000	[3]	Cambium Networks Corp.	18,054
1,000	[3]	Cirrus Logic, Inc.	99,580
6,000	[3]	DoubleVerify Holdings, Inc.	115,260
8,000	[3]	Gauzy Ltd.	79,280
200		KLA Corp.	126,024
400		Microsoft Corp.	168,600
1,800	[3]	Nutanix, Inc.	110,124
1,000		NVIDIA Corp.	134,290
1,000		Qualcomm, Inc.	153,620
40,000	[3]	Rigaku Holdings Corp.	233,157
24,000	[3]	Silvaco Group, Inc.	193,920
36,000	[3]	Telos Corp.	123,120

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
10,000	[3]	UiPath, Inc.	$ 127,100
		TOTAL	1,824,789
		Materials—0.2%
8,000	[3]	Ivanhoe Electric, Inc.	60,400
15,000	[3]	Lithium Royalty Corp.	61,463
1,600		Scotts Miracle-Gro Co.	106,144
		TOTAL	228,007
		Real Estate—0.5%
1,700		Crown Castle, Inc.	154,292
12,000		Host Hotels & Resorts, Inc.	210,240
750		Public Storage	224,580
		TOTAL	589,112
		Utilities—0.2%
2,000		National Fuel Gas Co.	121,360
2,000		NextEra Energy, Inc.	143,380
		TOTAL	264,740
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,172,886)	11,018,070
		PURCHASED PUT OPTIONS—0.0%
300		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $17,582,400, Exercise Price $580, Expiration Date 1/3/2025	27,600
100		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $5,860,800, Exercise Price $580, Expiration Date 1/10/2025	28,150
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $48,116)	55,750
		EXCHANGE-TRADED FUND—0.1%
6,000	[3]	Sprott Physical Gold Trust (IDENTIFIED COST $124,236)	120,840
		INVESTMENT COMPANY—5.6%
6,080,539		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[4] (IDENTIFIED COST $6,080,539)	6,080,539
		TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $112,211,583)	111,090,407
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[5]	(1,899,479)
		TOTAL NET ASSETS—100%	$109,190,928
SECURITIES SOLD SHORT—(62.7)%
Shares		Value
	Broad Equity Index—(56.3)%
1,500	ARK Fintech Innovation ETF	$ 55,575
1,000	ARK Innovation ETF	56,770
400	Invesco QQQ Trust Series 1	204,492
7,000	iShares MSCI Canada Index Fund	282,100
10,000	iShares MSCI Japan ETF	671,000
10,000	iShares MSCI Poland Investable Market Index Fund	208,700
6,000	iShares MSCI United Kingdom	203,400
4,600	iShares Russell 2000 ETF	1,016,416
98,300	S&P Depositary Receipts Trust	57,611,664
1,500	SPDR Dow Jones Industrial Average ETF Trust	638,250
7,700	Vanguard European ETF	488,719
	TOTAL	61,437,086

Shares			Value
		Communication Services—(0.2)%
900	[3]	Liberty Media Corp. - Liberty Formula One	$ 83,394
330	[3]	Madison Square Garden Sports Corp.	74,474
700		Omnicom Group, Inc.	60,228
4,000	[3]	TripAdvisor, Inc.	59,080
		TOTAL	277,176
		Consumer Discretionary—(0.7)%
3,500	[3]	Amer Sports, Inc.	97,860
600		Choice Hotels International, Inc.	85,188
600		D. R. Horton, Inc.	83,892
850		Genuine Parts Co.	99,246
270		Lithia Motors, Inc.	96,506
1,800		LKQ Corp.	66,150
300		McDonald’s Corp.	86,967
1,500	[3]	Skechers USA, Inc., Class A	100,860
1,100		Starbucks Corp.	100,375
		TOTAL	817,044
		Consumer Staples—(0.4)%
500	[3]	elf Beauty, Inc.	62,775
3,200		Kenvue, Inc.	68,320
2,000		Keurig Dr Pepper, Inc.	64,240
2,200		Kraft Heinz Co./The	67,562
450		PepsiCo, Inc.	68,427
1,100		The Coca-Cola Co.	68,486
		TOTAL	399,810
		Energy—(0.2)%
370		Diamondback Energy, Inc.	60,617
1,300		EQT Corp.	59,943
600		ONEOK, Inc.	60,240
40		Texas Pacific Land Corp.	44,238
900		Viper Energy Partners LP	44,163
		TOTAL	269,201
		Financials—(1.0)%
10,000		AGNC Investment Corp.	92,100
4,800		Annaly Capital Management, Inc.	87,840
230		Aon PLC	82,607
650		Cullen Frost Bankers, Inc.	87,263
1,400		First American Financial Corp.	87,416
5,000		Franklin Resources, Inc.	101,450
330		Gallagher (Arthur J.) & Co.	93,670
5,000		KeyCorp	85,700
4,700		Starwood Property Trust, Inc.	89,065
1,800		Truist Financial Corp.	78,084
18,000		UWM Holdings Corp.	105,660
300		Willis Towers Watson PLC	93,972
		TOTAL	1,084,827
		Health Care—(1.0)%
2,000	[3]	Acadia Healthcare Co., Inc.	79,300
1,200		Bruker Corp.	70,344
900	[3]	Cooper Cos., Inc.	82,737
1,500		CVS Health Corp.	67,335
1,000	[3]	Edwards Lifesciences Corp.	74,030
220		Elevance Health, Inc.	81,158
270		Humana, Inc.	68,502

Shares			Value
		Health Care—continued
2,100	[3]	Ionis Pharmaceuticals, Inc.	$ 73,416
1,700	[3]	Moderna, Inc.	70,686
6,000	[3]	Roivant Sciences Ltd.	70,980
4,000		SPDR S&P Biotech ETF	360,240
		TOTAL	1,098,728
		Industrials—(1.1)%
5,000	[3]	American Airlines Group, Inc.	87,150
500	[3]	Boeing Co.	88,500
1,250		Carrier Global Corp.	85,325
8,000		CNH Industrial NV	90,640
1,400	[3]	Copart, Inc.	80,346
350		HEICO Corp.	83,209
440		Huntington Ingalls Industries, Inc.	83,147
400		IDEX Corp.	83,716
900		Ingersoll-Rand, Inc.	81,414
350		Norfolk Southern Corp.	82,145
900		Oshkosh Corp.	85,563
300		Rockwell Automation, Inc.	85,737
170	[3]	Saia, Inc.	77,474
500		Simpson Manufacturing Co., Inc.	82,915
		TOTAL	1,177,281
		Information Technology—(0.8)%
500		Analog Devices, Inc.	106,230
2,500		Bentley Systems, Inc.	116,750
300		CDW Corp.	52,212
2,700		Cognex Corp.	96,822
700		Cognizant Technology Solutions Corp.	53,830
1,900		Crane NXT Co.	110,618
300	[3]	First Solar, Inc.	52,872
1,500		HP, Inc.	48,945
2,300	[3]	Informatica, Inc.	59,639
100	[3]	Synopsys, Inc.	48,536
320		Universal Display Corp.	46,784
1,700	[3]	Western Digital Corp.	101,371
		TOTAL	894,609
		Materials—(0.3)%
230		Air Products & Chemicals, Inc.	66,709
450		Albemarle Corp.	38,736
3,700		Chemours Co./The	62,530
2,400		Graphic Packaging Holding Co.	65,184
130		Martin Marietta Materials	67,145
190		Sherwin-Williams Co.	64,587
		TOTAL	364,891
		Real Estate—(0.4)%
1,070	[3]	CoStar Group, Inc.	76,601
380		Digital Realty Trust, Inc.	67,386
3,400		Healthpeak Properties, Inc.	68,918
630		ProLogis, Inc.	66,591
1,800		Rexford Industrial Realty, Inc.	69,588
2,300		Weyerhaeuser Co.	64,745
		TOTAL	413,829
		Utilities—(0.3)%
1,000		Alliant Energy Corp.	59,140

Shares		Value
	Utilities—continued
340	Atmos Energy Corp.	$ 47,352
1,000	EverSource Energy	57,430
520	Idacorp, Inc.	56,825
700	Sempra Energy	61,404
	TOTAL	282,151
	Total Securities Sold Short (PROCEEDS $33,986,371)	$68,516,633
At December 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
S&P 500 E-Mini Short Futures	130	$38,582,375	March 2025	$906,867
Net Unrealized Appreciation/Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2024	$20,167,456
Purchases at Cost	$98,514,893
Proceeds from Sales	$(112,601,810)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2024	$6,080,539
Shares Held as of 12/31/2024	6,080,539
Dividend Income	$294,459

1	Discount rate(s) at time of purchase.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the fund, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$93,815,208	$—	$93,815,208
Equity Securities:
Common Stocks
Domestic	8,714,290	—	—	8,714,290
International	1,102,092	1,201,688	—	2,303,780
Purchased Put Options	55,750	—	—	55,750
Exchange-Traded Fund	120,840	—	—	120,840
Investment Company	6,080,539	—	—	6,080,539
TOTAL SECURITIES	$16,073,511	$95,016,896	$—	$111,090,407
Other Financial Instruments:
Assets
Futures Contracts	$906,867	$—	$—	$906,867
Liabilities
Securities Sold Short	(68,516,633)	—	—	(68,516,633)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(67,609,766)	$—	$—	$(67,609,766)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt